Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 175,246	$ 432,186
Short-term investments	1,617	1,524
Accounts receivable (Note 12)	1,139	2,153
Prepaid expenses and deposits	314	290
Deferred financing costs		1,716
Total Current Assets	178,316	437,869
Loan receivable (Note 4)	911
Furniture and equipment, net (Note 5)	1,272	1,769
Patents and other intangibles, net (Note 6)	116,846	118,645
Deferred tax asset (Note 3)	20,817	18,086
Goodwill	12,623	12,623
Total Assets	330,785	588,992
Current liabilities
Accounts payable and accrued liabilities (Note 10)	22,406	22,169
Due to related party (Note 10)		7,102
Current portion of patent finance obligation (Note 8)	2,547	2,458
Deferred tax liability (Note 3)		1,851
Debentures (Note 9)		203,855
Total Current Liabilities	24,953	237,435
Patent finance obligation (Note 8)	2,670	5,189
Success fee obligation (Note 10)	10,900	15,212
Total Liabilities	38,523	257,836
Commitments and contingencies (Note 13)
Shareholders' equity
Capital stock (Note 11(c))	431,067	436,606
Additional paid-in capital (Note 11(d))	11,074	14,061
Accumulated other comprehensive income	16,225	16,225
Deficit	(166,104)	(135,736)
Total Stockholders' Equity	292,262	331,156
Total Liabilities and Stockholders' Equity	$ 330,785	$ 588,992